Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of Composition of Financial Instruments by Currency

The composition of financial instruments by currency:

As of December 31, 2019:

	Dollars	NIS	Pound sterling	Euro & SEK	Total
	U.S. dollars in thousands
Assets:
Cash and cash equivalents	$8,608	$637	$41	$149	$9,435
Short term bank deposits	27,100	-	-	-	27,100
Other current assets (except for prepaid expenses)	-	640	-	-	640

	35,708	1,277	41	149	37,175

Liabilities-
Accounts payable and accrued expenses	$5,467	$2,032	$51	$18	$7,568
Lease - current and non-current		2,940			2,940

Net assets	$30,241	$(3,695)	$(10)	$131	$26,667

As of December 31, 2018:

	Dollars	NIS	Pound sterling	Euro & SEK	Total
	U.S. dollars in thousands
Assets:
Cash and cash equivalents	$26,340	$2,827	$95	$85	$29,347
Short term bank deposits	21,135	-	-	-	21,135
Other current assets (except for prepaid expenses)	-	521	-	-	521

	47,475	3,348	95	85	51,003

Liabilities-
Accounts payable and accrued expenses	$1,966	$2,109	$-	$62	$4,137
Lease - current and non-current		796			796

Net assets	$45,509	$443	$95	$23	$46,070